Summary of Marketable Securities by Asset Type (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	$ 163,113	$ 151,616
Available-for-Sale Securities, Gross Unrealized Gains	4,847	5,522
Available-for-Sale Securities, Gross Unrealized Losses	(3,505)	(10,182)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	164,455	146,956
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	140,231	129,025
Available-for-Sale Securities, Gross Unrealized Gains	4,630	5,171
Available-for-Sale Securities, Gross Unrealized Losses	(3,322)	(10,102)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	141,539	124,094
Equity securities | Stocks | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	2,391	27,717
Available-for-Sale Securities, Gross Unrealized Gains	76	3,831
Available-for-Sale Securities, Gross Unrealized Losses		(911)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	2,467	30,637
Equity securities | Stocks | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost		5,051
Available-for-Sale Securities, Gross Unrealized Gains		439
Available-for-Sale Securities, Gross Unrealized Losses		(247)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)		5,243
Equity securities | Mutual funds | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	102,671	60,354
Available-for-Sale Securities, Gross Unrealized Gains	2,084	99
Available-for-Sale Securities, Gross Unrealized Losses	(3,118)	(4,587)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	101,637	55,866
Equity securities | Mutual funds | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	35,169	35,903
Available-for-Sale Securities, Gross Unrealized Gains	2,470	802
Available-for-Sale Securities, Gross Unrealized Losses	(204)	(4,357)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	37,435	32,348
Fixed maturity
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	22,882	22,591
Available-for-Sale Securities, Gross Unrealized Gains	217	351
Available-for-Sale Securities, Gross Unrealized Losses	(183)	(80)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	22,916	22,862
Fixed maturity | U.S. Treasury and other government
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	22,176	21,704
Available-for-Sale Securities, Gross Unrealized Gains	120	214
Available-for-Sale Securities, Gross Unrealized Losses	(177)	(80)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	22,119	21,838
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	706	887
Available-for-Sale Securities, Gross Unrealized Gains	97	137
Available-for-Sale Securities, Gross Unrealized Losses	(6)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	$ 797	$ 1,024